CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 10,520	$ 47,581
Restricted cash	271	271
Short-term deposits	35,465
Trade receivables, net	3,780	4,844
Inventory	3,717	3,837
Other current assets	1,712	1,556
Total current assets	55,465	58,089
NON-CURRENT ASSETS:
System components	1,273	1,220
Leased systems, net	3,700	3,118
Other property and equipment, net	817	1,008
Other long-term assets	1,717	1,042
Total non-current assets	7,507	6,388
Total assets	62,972	64,477
CURRENT LIABILITIES:
Trade payables	758	1,116
Deferred revenues	2,504	1,477
Liability in respect of research and development grants	1,008	1,057
Other accounts payable	5,491	4,491
Total current liabilities	9,761	8,141
NON-CURRENT LIABILITIES:
Deferred revenues and other liabilities	5,553	4,923
Liability in respect of research and development grants	6,077	6,016
Total non-current liabilities	11,630	10,939
EQUITY:
Share capital	367	364
Share premium	140,344	138,146
Share-based payment reserve	4,360	6,180
Currency Translation Adjustments	(2,188)	(2,188)
Accumulated deficit	(101,302)	(97,105)
Total equity	41,581	45,397
Total equity and liabilities	$ 62,972	$ 64,477